Average Annual Total Returns - Prospectus-SI Class - Payden Emerging Markets Corporate Bond Fund	Feb. 28, 2021
JPMorganCEMBIBroadDiversifiedIndex [Member]
Average Annual Return:
1 Year	7.13%
5 Years	7.11%
Since Inception	5.96%
Inception Date	Nov. 11, 2013
SI Class
Average Annual Return:
1 Year	8.36%
5 Years	7.07%
Since Inception	5.65%
Inception Date	Nov. 11, 2013
SI Class | After Taxes on Distributions
Average Annual Return:
1 Year	6.56%
5 Years	5.00%
Since Inception	3.52%
Inception Date	Nov. 11, 2013
SI Class | After Taxes on Distributions and Sales
Average Annual Return:
1 Year	4.95%
5 Years	4.52%
Since Inception	6.36%
Inception Date	Nov. 11, 2013